Securities	12 Months Ended
Dec. 31, 2015
Securities [Abstract]
Securities

NOTE 3 – SECURITIES

The following table summarizes the amortized cost and fair value of the available-for-sale securities portfolio at December 31, 2015 and December 31, 2014 and the corresponding amounts of unrealized gains and losses recognized in accumulated other comprehensive income (loss):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2015
Corporate debt	$-	$-	$-	$-
State and municipal	-	-	-	-
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	8,575	4	43	8,536
Mortgage-backed securities - residential	463	18	-	481
Collateralized mortgage obligations	339	12	-	351
Total	$9,377	$34	$43	$9,368

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
December 31, 2014
Corporate debt	$2,932	$5	$1	$2,936
State and municipal	897	-	11	886
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	5,018	-	7	5,011
Mortgage-backed securities - residential	687	40	-	727
Collateralized mortgage obligations	860	25	-	885
Total	$10,394	$70	$19	$10,445

There was no other-than-temporary impairment recognized in accumulated other comprehensive income (loss) for securities available for sale at December 31, 2015 or December 31, 2014.

There were no sales of securities for the years ended December 31, 2015 or December 31, 2014; however, there was an early redemption of a municipal security during the first quarter of 2015 which is reflected in net loss on sales of securities.

The amortized cost and fair value of debt securities at December 31, 2015 and December 31, 2014 are shown by contractual maturity.  Expected maturities may differ from contractual maturities if borrowers have the right to call or prepay obligations with or without call or prepayment penalties.  Securities not due at a single maturity date are shown separately.

	December 31, 2015		December 31, 2014
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
Due in one year or less	$1,002	$1,000	$4,829	$4,821
Due from one to five years	7,573	7,536	4,018	4,012
Mortgage-backed securities	463	481	687	727
Collateralized mortgage obligations	339	351	860	885
Total	$9,377	$9,368	$10,394	$10,445

Fair value of securities pledged was as follows:

	2015	2014
Pledged as collateral for:
FHLB advances	$3,530	$4,208
Public deposits	2,055	2,476
Interest-rate swaps	261	353
Total	$5,846	$7,037

At year end 2015 and 2014, there were no holdings of securities of any one issuer, other than U.S government-sponsored entities and agencies, in an amount greater than 10% of stockholders’ equity.

The following table summarizes securities with unrealized losses at December 31, 2015 and December 31, 2014 aggregated by major security type and length of time in a continuous unrealized loss position.

December 31, 2015	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$-	$-	$-	$-	$-	$-
State and municipal	-	-	-	-	-	-
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	6,541	43	-	-	6,541	43
Mortgage-backed securities - residential	-	-	-	-	-	-
Collateralized mortgage obligations	-	-	-	-	-	-
Total temporarily impaired	$6,541	$43	$-	$-	$6,541	$43

December 31, 2014	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Corporate debt	$1,259	$1	$-	$-	$1,259	$1
State and municipal	-	-	886	11	886	11
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	5,011	7	-	-	5,011	7
Mortgage-backed securities - residential	-	-	-	-	-	-
Collateralized mortgage obligations	-	-	-	-	-	-
Total temporarily impaired	$6,270	$8	$886	$11	$7,156	$19

The unrealized losses in U.S. Treasuries at December 31, 2015 and corporate debt, state and municipal and U.S. Treasuries at December 31, 2014, are related to multiple securities.  Because the decline in fair value is attributable to changes in market conditions, and not credit quality, and because the Company does not have the intent to sell these securities and will unlikely be required to sell these securities before their anticipated recovery, the Company did not consider these securities to be other-than-temporarily impaired at December 31, 2015 and December 31, 2014.